Expense Example, No Redemption	Apr. 28, 2026 USD ($)
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 235
Expense Example, No Redemption, 3 Years	724
Expense Example, No Redemption, 5 Years	1,240
Expense Example, No Redemption, 10 Years	2,656
SPIRIT OF AMERICA LARGE CAP VALUE FUND | SPIRIT OF AMERICA LARGE CAP VALUE FUND CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	226
Expense Example, No Redemption, 3 Years	697
Expense Example, No Redemption, 5 Years	1,195
Expense Example, No Redemption, 10 Years	2,565
Spirit of America Municipal Tax Free Bond Fund | Spirit of America Municipal Tax Free Bond Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	181
Expense Example, No Redemption, 3 Years	664
Expense Example, No Redemption, 5 Years	1,175
Expense Example, No Redemption, 10 Years	2,577
Spirit of America Income Fund | Spirit of America Income Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	192
Expense Example, No Redemption, 3 Years	636
Expense Example, No Redemption, 5 Years	1,105
Expense Example, No Redemption, 10 Years	2,405
Spirit of America Utilities Fund | Spirit of America Utilities Fund Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	232
Expense Example, No Redemption, 3 Years	744
Expense Example, No Redemption, 5 Years	1,283
Expense Example, No Redemption, 10 Years	$ 2,756